Apr. 03, 2020
GOLDMAN SACHS TRUST II

Supplement dated April 3, 2020 to the current Prospectuses and Summary Prospectuses (as applicable) for each series of Goldman Sachs Trust II (each, a “Fund”)

and the Statements of Additional Information (“SAIs”) for

Multi-Manager Alternatives Fund Multi-Manger Non-Core Fixed Income Fund Multi-Manager Global Equity Fund Multi-Manger Real Assets Strategy Fund	GQG Partners International Opportunities Fund Multi-Manager International Equity Fund Multi-Manager U.S. Dynamic Equity Fund, and Multi-Manager U.S. Small Cap Equity Fund

(collectively, the “Sub-Advised Funds”)

For purposes of this supplement, references to “a Fund” and “the Funds” shall refer to, and be replaced by, “the Fund,” “a Portfolio,” “the Portfolios” or “an Underlying Fund” as such defined term may be used to refer to a Fund in a Prospectus, Summary Prospectus or an SAI.

Effective immediately, each Fund’s Prospectus and Summary Prospectus is revised as follows:

The following replaces in its entirety or adds, as applicable, the “Market Risk” paragraphs under the “Summary—Principal Strategy” section of the Prospectuses and the “Principal Strategy” section of the Summary Prospectuses:

Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.